Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
	June 30,	December 31,
	2012	2011

Raw materials	$297,996	$390,281
Work in process	1,645,513	1,686,966
Finished goods	1,416,906	1,061,370

Inventories	$3,360,415	$3,138,617